Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property and equipment
8	Property and equipment

	Computer equipment and software $	Furniture and fixtures $	Laboratory equipment $	Right-of-use assets $	Leasehold improve- ments $	Total $

Year ended December 31, 2021
Opening net book value	95	110	605	925	486	2,221
Additions	112	9	1,115	719	166	2,121
Disposals
Cost	–	–	(98)	–	–	(98)
Accumulated depreciation	–	–	69	–	–	69
Depreciation for the year	(48)	(24)	(145)	(217)	(107)	(541)
Impact of foreign exchange rate changes	(3)	–	(23)	(12)	(3)	(41)

Closing net book value	156	95	1,523	1,415	542	3,731

As at December 31, 2021
Cost	496	195	2,342	1,951	819	5,803
Accumulated depreciation	(347)	(102)	(836)	(546)	(282)	(2,113)
Impact of foreign exchange rate changes	7	2	17	10	5	41

Net book value	156	95	1,523	1,415	542	3,731

Year ended December 31, 2022
Opening net book value	156	95	1,523	1,415	542	3,731
Additions	267	2	856	108	26	1,259
Disposals
Cost	(99)	–	(40)	–	–	(139)
Accumulated depreciation	81	–	37	–	–	118
Depreciation for the year	(179)	(19)	(323)	(319)	(162)	(1,002)
Impact of foreign exchange rate changes	(10)	(4)	(104)	(66)	(23)	(207)

Closing net book value	216	74	1,949	1,138	383	3,760

As at December 31, 2022
Cost	630	186	2,993	1,944	798	6,551
Accumulated depreciation	(432)	(117)	(1,087)	(840)	(432)	(2,908)
Impact of foreign exchange rate changes	18	5	43	34	17	117

Net book value	216	74	1,949	1,138	383	3,760